Tangible Assets	12 Months Ended
Dec. 31, 2019
Property, plant and equipment [abstract]
Tangible Assets
TANGIBLE ASSETS

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
US Dollars

Cost
Balance at 1 January 2017	5,943	4,576	919	5	450	82	11,975
Additions
- project capital	28	3	—	—	125	—	156
- stay-in-business capital	371	37	—	—	257	—	665
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(168)	(21)	(27)	—	(291)	1	(506)
Transfer to assets and liabilities held for sale	(785)	(281)	(7)	—	(72)	(3)	(1,148)
Translation	174	88	7	—	21	3	293
Balance at 31 December 2017	5,562	4,382	892	5	490	83	11,414

Accumulated amortisation and impairments
Balance at 1 January 2017	4,163	2,792	868	3	26	12	7,864
Amortisation for the year	553	272	3	—	—	1	829
Impairment and derecognition of assets (5)	182	62	8	—	1	—	253
Disposals	(1)	(20)	—	—	—	—	(21)
Transfers and other movements(1)	(326)	(163)	(27)	—	—	—	(516)
Transfer to assets and liabilities held for sale	(685)	(169)	(4)	—	(1)	—	(859)
Translation	93	22	5	—	—	2	122

Figures in millions	Mine development costs	Mine infra- structure(2)	Mineral rights and dumps	Exploration and evaluation assets	Assets under construction	Land and buildings(3)(4)	Total
Balance at 31 December 2017	3,979	2,796	853	3	26	15	7,672
Net book value at 31 December 2017	1,583	1,586	39	2	464	68	3,742

Cost
Balance at 1 January 2018	5,562	4,382	892	5	490	83	11,414
Additions
- project capital	2	—	—	—	175	—	177
- stay-in-business capital	294	20	3	—	149	1	467
Disposals	(5)	(30)	—	(1)	—	(3)	(39)
Transfers and other movements(1)	60	(41)	—	—	(270)	1	(250)
Translation	(239)	(119)	(7)	—	(32)	(5)	(402)
Balance at 31 December 2018	5,674	4,212	888	4	512	77	11,367

Accumulated amortisation and impairments
Balance at 1 January 2018	3,979	2,796	853	3	26	15	7,672
Amortisation for the year	397	233	2	1	—	1	634
Impairment and derecognition of assets(5)	—	104	—	—	—	—	104
Disposals	(5)	(27)	—	(1)	—	(2)	(35)
Transfers and other movements(1)	(52)	(153)	—	—	—	—	(205)
Translation	(135)	(42)	(6)	—	1	(2)	(184)
Balance at 31 December 2018	4,184	2,911	849	3	27	12	7,986
Net book value at 31 December 2018	1,490	1,301	39	1	485	65	3,381

Cost
Balance at 1 January 2019	5,674	4,212	888	4	512	77	11,367
Additions
- project capital	43	—	—	1	281	14	339
- stay-in-business capital	208	25	1	2	188	—	424
Finance costs capitalised	—	—	—	—	6	—	6
Disposals	(1)	(16)	—	—	—	—	(17)
Transfers and other movements(1)	(259)	219	1	—	(489)	(16)	(544)
Transfer to assets and liabilities held for sale	(660)	(663)	(9)	—	(90)	(9)	(1,431)
Translation	(4)	(1)	—	—	(3)	—	(8)
Balance at 31 December 2019	5,001	3,776	881	7	405	66	10,136

Accumulated amortisation and impairments
Balance at 1 January 2019	4,184	2,911	849	3	27	12	7,986
Amortisation for the year	392	215	1	1	—	—	609
Impairment and derecognition of assets(5)	243	172	—	—	90	—	505
Disposals	(1)	(15)	—	—	—	—	(16)
Transfers and other movements(1)	(455)	(53)	1	—	(3)	(12)	(522)
Transfer to assets and liabilities held for sale	(488)	(422)	(5)	—	(88)	—	(1,003)
Translation	(9)	(5)	—	—	(1)	—	(15)
Balance at 31 December 2019	3,866	2,803	846	4	25	—	7,544
Net book value at 31 December 2019	1,135	973	35	3	380	66	2,592

(1)	Transfers and other movements include amounts from deferred stripping, change in estimates of decommissioning assets, asset reclassifications and derecognition of assets.

(2)	Included in the amounts for mine infrastructure are assets held under finance leases with a net book value of nil (2018: $45m; 2017: $56m).

(3)	Included in the amounts for land and buildings are assets held under finance leases with a net book value of nil (2018: $3m; 2017: $6m).

(4)	Assets of $9m (2018: $10m; 2017: $11m) have been pledged as security.

(5)	Impairment and derecognition of assets is assessed as follows:

Impairment calculation assumptions as at 31 December 2019 - goodwill, tangible and intangible assets
Management assumptions for the value in use of tangible assets and goodwill include:

•
the gold price assumption represents management’s best estimate of the future price of gold. A long-term real gold price of $1,300/oz (2018: $1,239/oz) is based on a range of economic and market conditions that will exist over the remaining useful life of the assets.

Annual life of mine plans take into account the following:

•	proved and probable Ore Reserve;

•	value beyond proved and probable reserves (including exploration potential) determined using the gold price assumption referred to above;

•
In determining the impairment for each cash generating unit, the real pre-tax rate was derived from the weighted average cost of capital (WACC) using the Capital Asset Pricing Model (CAPM) to determine the required return on equity with risk factors consistent with the basis used in 2018. At 31 December 2019, the derived group WACC was 8.1% (real post-tax) which is 20 basis points lower than in 2018 of 8.3%, and is based on the industry average capital structure of the major gold companies considered to be appropriate peers. In determining the WACC for each cash generating unit, sovereign and mining risk factors are considered to determine country specific risks. In certain instances, a specific risk premium was added to large projects being undertaken or the turnaround nature of a specific mine to address uncertainties in the forecast of the cash flows;

•	foreign currency cash flows translated at estimated forward exchange rates and then discounted using appropriate discount rates for that currency;

•	cash flows used in impairment calculations are based on life of mine plans which range from 1 year to 39 years; and

•	variable operating cash flows are increased at local Consumer Price Index rates.

Impairments and derecognitions of tangible assets

For the year ended 31 December, the following impairments and derecognitions of tangible assets were recognised:

Figures in millions - US Dollars	2019 (1)	2018	2017
First Uranium - Mine Waste Solutions	89	93	13
TauTona	—	—	79
Kopanang	—	—	35
Surface Operations	18	1	9
Moab Khotsong	—	—	112
Mponeng	384	4	2
Covalent	11	—	—
Obuasi	—	5	—
Siguiri	2	—	—
AGA Mineração	1	—	—
Other	—	1	3
	505	104	253

(1) Includes impairment of the South African asset disposal group, measured at fair value less costs to sell and disclosed in Discontinued operations. Refer to note 9.

Impairment of cash generating units

The group reviews and tests the carrying value of its mining assets when events or changes in circumstances suggest that the carrying amount may not be recoverable.

On 12 February 2020, AngloGold Ashanti announced the sale of its remaining South African producing assets and related liabilities to Harmony Gold Mining Company Limited for cash and deferred payments with expected proceeds of around $300m, subject to conditions. The South African assets were accordingly transferred to held for sale and written down to fair value less cost to sell. Refer to note 9.

Cash generating units with marginal headroom

Based on an analysis carried out by the group in 2019, the carrying value and value in use of the most sensitive cash generating unit (CGU) are:

Figures in millions - US Dollars	Carrying value	Value in use
Kibali (1)(2)	1,506	1,628

(1) It is estimated that a decrease of the long-term real gold price of $1,300/oz by 4.2%, would cause the receivable amount of Kibali to equal its carrying amount. The sensitivity analysis has been provided on the basis that the key assumption changes without a change in the other assumptions. However, for a change in each of the assumptions used, it is impracticable to disclose the consequential effect of changes on the other variables used to measure the recoverable amount because these assumptions and others used in impairment testing are inextricably linked.

(2) Equity accounted investment included in investments in associates and joint ventures in the Statement of Financial Position.